Loss Per Share - Summary of Potentially Dilutive Securities Outstanding Excluded from Computation of Diluted Weighted-Average Shares Outstanding (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	8,668,381	7,976,195	8,842,933	9,046,318	9,718,032
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	4,832,409	4,832,409	4,832,409	5,878,352	6,734,150
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities		300,000		300,000	300,000
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	3,835,972	2,843,786	4,010,524	2,867,966	2,683,882